Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income tax benefit based on statutory tax rate	$ 2,232,731	$ 2,267,658
Non-deductible items	8,731	(22,602)
Change in valuation allowance	(35,000)	345,337
Income tax benefit	$ 2,206,462	$ 2,590,393